INCOME TAX (Details) - Schedule of federal statutory tax rate to pre-tax income - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (543,568)	$ (144,964)
Other-net	(15,521)	(26,852)
Adjusted pre-tax loss	$ (559,089)	$ (171,816)
Statutory rate	21.00%	21.00%
Income tax provision (benefit) at statutory rate	$ (117,409)	$ (36,081)
State deferred income taxes (benefit)	(47,000)	(29,000)
Other-net	27,409	3,081
Income tax provision (benefit)	$ (137,000)	$ (62,000)